Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2022	$702	$389	$1,091
Changes in foreign exchange rates	—	27	27
December 31, 2022	$702	$416	$1,118
Changes in foreign exchange rates	—	(10)	(10)
December 31, 2023	$702	$406	$1,108